UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23883

The 2023 ETF Series Trust

(Exact name of registrant as specified in charter)

The 2023 ETF Series Trust

c/o Foreside Management Series, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-614-416-9058

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

Eagle Capital Select Equity ETF

EAGL | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT | December 31, 2024

The semi annual shareholder report contains important information about the Eagle Capital Select Equity ETF for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eaglecap.com/strategy/eagle-capital-select-equity-etf#Documents-Section . You can also request this information by contacting us at (833) 782-2211.

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eagle Capital Select Equity ETF	$41	0.80%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$2,223,849,811
Total advisory fees paid	$8,500,810
Total number of portfolio holdings	29
Period portfolio turnover Rate	6%

Graphical Representation of Holdings

The table below shows the investment makeup of the fund.

Sectors	% of Net Assets
Communication Services	17.9%
Information Technology	16.2%
Financials	14.8%
Consumer Discretionary	14.4%
Industrials	10.6%
Health Care	10.0%
Energy	9.7%
Materials	2.0%
Money Market Funds	4.3%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The Registrant’s Semi-Annual Financial Statements and Other Information are attached herewith.

December 31, 2024

Semi-Annual Financial Statements and Other Information (Unaudited)

The 2023 ETF Series Trust

Eagle Capital Select Equity ETF (EAGL)

Table of Contents

Schedule of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Additional Information	15

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Eagle Capital Select Equity ETF

Schedule of Investments

(showing percentage of net assets)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks – 95.6%
Communication Services – 17.9%
Alphabet, Inc., Class A	671,470	$127,109,271
Charter Communications, Inc., Class A*	184,367	63,195,477
Comcast Corp., Class A	2,166,728	81,317,302
Meta Platforms, Inc., Class A	218,422	127,888,265
		399,510,315
Consumer Discretionary – 14.4%
Amazon.com, Inc.*	906,071	198,782,916
Hilton Worldwide Holdings, Inc.	181,381	44,830,128
Prosus NV, ADR, (China)	9,799,621	77,808,991
		321,422,035
Energy – 9.7%
ConocoPhillips	1,206,299	119,628,672
Occidental Petroleum Corp.	241,753	11,945,016
Shell PLC, ADR	1,332,182	83,461,202
		215,034,890
Financials – 14.8%
Aon PLC, Class A	285,692	102,609,139
Capital One Financial Corp.	482,936	86,117,148
London Stock Exchange Group PLC, ADR, (United Kingdom)	1,046,876	37,363,004
Visa, Inc., Class A	171,202	54,106,680
Wells Fargo & Co.	695,093	48,823,332
		329,019,303
Health Care – 10.0%
Bayer AG, ADR, (Germany)	8,147,834	39,761,430
Elevance Health, Inc.	110,714	40,842,394
Humana, Inc.	230,183	58,399,729
UnitedHealth Group, Inc.	163,764	82,841,657
		221,845,210
Industrials – 10.6%
AerCap Holdings NV, (Ireland)	856,384	81,955,949
GE Vernova, Inc.	141,015	46,384,064
Safran SA, ADR, (France)	995,996	54,281,782
Woodward, Inc.	314,532	52,344,415
		234,966,210
Information Technology – 16.2%
Microsoft Corp.	228,659	96,379,768
SAP SE, ADR, (Germany)	344,860	84,907,981
Taiwan Semiconductor Manufacturing Co. Ltd., ADR, (Taiwan)	394,912	77,991,171
Workday, Inc., Class A*	393,901	101,638,275
		360,917,195
Materials – 2.0%
Alcoa Corp.	1,159,332	43,799,563
Total Common Stocks (Cost $1,530,251,948)		2,126,514,721

See Notes to Financial Statements.

3

Eagle Capital Select Equity ETF

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2024 (Unaudited)

Money Market Funds – 4.3%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.34%(a)
(Cost $95,987,902)	95,987,902	$95,987,902

Total Investments – 99.9%
(Cost $1,626,239,850)		$2,222,502,623
Other Assets in Excess of Liabilities – 0.1%		1,347,188
Net Assets – 100.0%		$2,223,849,811

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of December 31, 2024.

ADR : American Depositary Receipt

PLC : Public Limited Company

Summary of Investment Type

Sector	% of Net Assets
Communication Services	17.9%
Information Technology	16.2%
Financials	14.8%
Consumer Discretionary	14.4%
Industrials	10.6%
Health Care	10.0%
Energy	9.7%
Materials	2.0%
Money Market Funds	4.3%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

See Notes to Financial Statements.

4

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Statement of Assets and Liabilities

December 31, 2024 (Unaudited)

Eagle Capital Select Equity ETF
Assets
Investments, at fair value	$2,222,502,623
Cash	50,394
Receivables:
Capital shares	38,910,811
Dividends	934,136
Foreign tax reclaim	167,731
Total assets	2,262,565,695

Liabilities
Payables:
Securities purchased	37,170,120
Investment advisory fees	1,541,264
Other payables	4,500
Total liabilities	38,715,884
Net Assets	$2,223,849,811

Net Assets Consist of
Paid-in capital	$1,502,180,259
Distributable earnings (loss)	721,669,552
Net Assets	$2,223,849,811
Number of Common Shares outstanding	80,013,490
Net Asset Value, offering and redemption price per share	$27.79
Investments, at cost	$1,626,239,850

See Notes to Financial Statements.

6

Statement of Operations

Six Months Ended December 31, 2024 (Unaudited)

Eagle Capital Select Equity ETF
Investment Income
Dividend income*	$11,865,000

Expenses
Investment advisory fees	8,500,810
Total expenses	8,500,810
Net investment income (loss)	3,364,190

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(13,028,222)
In-kind redemptions	140,789,586
Net realized gain (loss)	127,761,364
Net change in unrealized appreciation (depreciation) on:
Investments	(25,036,449)
Net unrealized appreciation (depreciation)	(25,036,449)
Net realized and unrealized gain (loss)	102,724,915
Net Increase (Decrease) in Net Assets Resulting from Operations	$106,089,105
* Withholding tax	$134,562

See Notes to Financial Statements.

7

Statement of Changes in Net Assets

	Eagle Capital Select Equity ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	For the period March 22, 2024(1) to June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,364,190	$3,042,654
Net realized gain (loss)	127,761,364	339,089,672
Net change in net unrealized appreciation (depreciation)	(25,036,449)	(246,692,685)
Net increase (decrease) in net assets resulting from operations	106,089,105	95,439,641

Distributions to Shareholders from:
Distributions	(6,398,116)	—
Distributions	(6,398,116)	—
Total distributions	(6,398,116)	—

Fund Shares Transactions
Proceeds from shares sold	350,054,858	2,394,765,464
Value of shares redeemed	(212,495,093)	(503,706,048)
Net increase (decrease) in net assets resulting from fund share transactions	137,559,765	1,891,059,416
Total net increase (decrease) in net assets	237,250,754	1,986,499,057

Net Assets
Beginning of period	1,986,599,057	100,000 (2)
End of period	$2,223,849,811	$1,986,599,057

Changes in Common Shares Outstanding
Shares outstanding, beginning of period	75,093,490	4,000 (2)
Shares sold	12,630,000	94,999,490
Shares redeemed	(7,710,000)	(19,910,000)
Shares outstanding, end of period	80,013,490	75,093,490

(1)	Commencement of operations.
(2)	Beginning capital of $100,000 was contributed in exchange for 4,000 shares of the Fund in connection with the inception of the Fund.

See Notes to Financial Statements.

8

Financial Highlights

Eagle Capital Select Equity ETF Selected Per Share Data	For the Six Months Ended December 31, 2024 (Unaudited)		Period Ended June 30, 2024(a)
Net Asset Value, beginning of period	$26.46		$25.14
Income (loss) from investment operations:
Net investment income (loss)(b)	0.04		0.04
Net realized and unrealized gain (loss)(c)	1.37		1.28
Total from investment operations	1.41		1.32
Less distributions from:
Net investment income	(0.08)		—
Total distributions	(0.08)		—
Net Asset Value, end of period	$27.79		$26.46
Total Return (%)	5.36	(d)	5.23	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2,224		$1,987
Ratio of expenses (%)	0.80	(e)	0.80	(e)
Ratio of net investment income (loss) (%)	0.32	(e)	0.59	(e)
Portfolio turnover rate (%)(f)	6	(d)	1	(d)

(a)	For the period March 22, 2024 (commencement of operations) through June 30, 2024.
(b)	Per share numbers have been calculated using the average share outstanding method.
(c)	Per share net realized and unrealized gain (loss) may not correspond with the aggregate realized and change in unrealized gains and losses in the Fund’s investments due to in-kind purchases processed at original security cost.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See Notes to Financial Statements.

9

Eagle Capital Select Equity ETF

Notes to Financial Statements

December 31, 2024 (Unaudited)

1. Organization

Eagle Capital Select Equity ETF (the “Fund”) is a non-diversified, separate operating series of The 2023 ETF Series Trust (“Trust”), a Delaware statutory trust since January 23, 2023, that is registered with the Securities and Exchange Commission as an open-end management investment company. The Fund is managed by Eagle Capital Management, LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Fund’s investment adviser (the “Adviser”).

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to attain its investment objective by utilizing a long only investment strategy and by investing primarily in the equity securities of companies that the Adviser believes are undervalued. The Fund commenced operations on March 22, 2024.

In connection with the Fund’s launch, a contribution of securities was made by certain investors (the “Initial Investors”) to the newly formed ETF. Each Initial Investor simultaneously and separately transferred solely a pool of diversified securities (“Contributed Assets”) to the Fund in exchange for Fund shares with a net asset value equal to the market value of the Contributed Assets on the day of the contribution (the “Contribution”). Each of the Initial Investors’ basis in the ETF shares received with respect to the Contribution is equal to each of the Initial Investors’ basis in the Contributed Assets.

On March 21, 2024 (“Contribution Date”), the Initial Investors completed a tax-free contribution under Section 351(a) of the Internal Revenue Code of 1986, as amended. The Initial Investors contributed a total market value of $1,781,803,803 on the Contribution Date, which was comprised of a cost basis of assets contributed of $913,811,896 and unrealized appreciation of $867,991,907. The Contribution resulted in the issuance of 70,869,490 shares to the Initial Investors. The Fund experienced an unrealized loss of $(246,692,685) for the period from March 22, 2024 (commencement of operations) to June 30, 2024.

The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer.

The Fund offers shares that are listed and traded on the NYSE Arca, Inc.

2. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(b) Investment Valuation

The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Valuation Committee of the Fund’s Adviser, in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder.

The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets that the fund have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Eagle Capital Select Equity ETF

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

The following is a summary of the valuations as of December 31, 2024 for the Fund based upon the three levels defined above:

Eagle Capital Select Equity ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,126,514,721	$—	$—	$2,126,514,721
Money Market Funds	95,987,902	—	—	95,987,902
TOTAL	$2,222,502,623	$—	$—	$2,222,502,623

(c) Share Valuation

The net asset value (“NAV”) per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of the Fund outstanding, rounded to the nearest cent.

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE” or the “Exchange”), generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.

(d) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with a Fund’s understanding of the applicable tax rules and regulations.

(e) Foreign Currency Translation and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(f) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of December 31, 2024, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

11

Eagle Capital Select Equity ETF

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

(g) Distributions to Shareholders

The Fund pays out dividends from its net investment income annually and distributes its net capital gains, if any, to investors at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

(h) Indemnification

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund may enter into contracts that contain representations and that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund.

3. Investment Advisory Fee and Other Transactions with Affiliates

(a) Investment Advisory and Administrative Services

Eagle Capital Management, LLC (the “Adviser”) serves as the investment advisor to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For such investment advisory services, the Fund has agreed to pay the Adviser a unitary advisory fee payable at the annual rate of 0.80% of the Fund’s average daily net assets. Under the Advisory Agreement, the Adviser bears all of its own costs associated with providing services to the Fund.

Under the investment advisory agreement, the Advisor has agreed to pay all expenses incurred by the Fund except for the advisory fee; interest charges on any borrowings; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Adviser, such as a change of control of the Adviser); fees and expense related to the provision of securities lending services; acquired fund fees and expenses; taxes, including accrued deferred tax liability; legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; extraordinary expenses (as mutually determined by the Board and the Advisor); and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

(b) Distribution Arrangement

The Fund has adopted a Distribution Plan (the “Distribution Plan”) that allows the Fund to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.

(c) Other Servicing Agreements

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended December 31, 2024 were as follows:

Fund	Purchases	Sales
Eagle Capital Select Equity ETF	$168,801,857	$110,878,325

Purchases and sales of in-kind transactions for the period ended December 31, 2024 were as follows:

Fund	Purchases	Sales
Eagle Capital Select Equity ETF	$250,907,985	$209,543,748

12

Eagle Capital Select Equity ETF

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

5. Capital Share Transactions

Fund shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). The Fund’s shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at its NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems its shares on a continuous basis, at NAV, only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund shares may only be purchased from or redeemed directly from a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. A Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for Eagle Capital Select Equity ETF is $100, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. A Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for Eagle Capital Select Equity ETF is $100, regardless of the number of Creation Units redeemed in the transaction.

6. Federal Income Taxes

At December 31, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Eagle Capital Select Equity ETF	$1,626,239,850	$662,199,478	$(65,936,705)	$596,262,773

13

Eagle Capital Select Equity ETF

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

At June 30, 2024, for Federal income tax purposes, the Fund has capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Eagle Capital Select Equity ETF	$—	$1,782,786	$1,782,786

7. Risk Factors

Significant market disruptions, such as those caused by pandemics (e.g. Covid-19 pandemic), war (e.g. Russia’s invasion of Ukraine or war in the Middle East), natural disasters, acts of terrorism, or other events, may adversely impact global economic and market activity, and contribute to significant volatility in financial markets. Any such disruptions could have an adverse impact on the prices and liquidity of the Fund’s investments.

8. Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The President and Chief Executive Officer acts as the Fund’s chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

9. Subsequent Events

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

14

Eagle Capital Select Equity ETF

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Adviser votes proxies relating to the Fund’s portfolio securities in accordance with procedures adopted by the Adviser. You may obtain a description of these procedures, free of charge, by calling toll-free 1-833-782-2211. This information is also available through the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-833-782-2211. This information is also available through the Commission’s website at http://www.sec.gov.

Portfolio Holdings Information

The Trust files the Fund’s complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling toll-free, 1-833-782-2211.

Discount & Premium Information

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.eaglecap.com.

15

Investment Adviser		Custodian, Administrator & Transfer Agent
Eagle Capital Management LLC		The Bank of New York
65 East 55th Street, 26th floor		240 Greenwich Street
New York, NY 10022		New York, NY 10286

Distributor	Independent Registered Public	Legal Counsel
Foreside Fund Services, LLC	Accounting Firm	Morgan, Lewis & Bockius LLP
Three Canal Plaza, Suite 100	Deloitte & Touche LLP	1111 Pennsylvania Avenue NW
Portland, ME 04101	500 College Road East	Washington, DC 20004
Princeton, NJ 08540

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Registrant’s financial highlights are included as part of the Registrant’s Semi-Annual Financial Statements and Other Information filed under Item 7(a) of this Form attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective, as of that date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The 2023 ETF Series Trust

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, President
(Principal Executive Officer)

Date	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, President
(Principal Executive Officer)

Date	March 7, 2025

By (Signature and Title)	/s/ Michael Minella
Michael Minella
(Principal Financial Officer)

Date	March 7, 2025